Document and Entity Information	Sep. 27, 2024
Cover [Abstract]
Entity Registrant Name	IGM Biosciences, Inc.
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 3, 2024, IGM Biosciences, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) disclosing, among other items, a commitment to a strategic pivot and pipeline transformation, pursuant to which the Company has decided to begin taking steps, including a reduction in force, to minimize its future spending on the research and clinical development of aplitabart and its other oncology candidates (the “2024 Restructuring”).At the time of the filing of the Original Form 8-K, the Company was unable in good faith to make a determination of an estimate or range of estimates required by paragraphs (b), (c) and (d) of Item 2.05 of Form 8-K with respect to the 2024 Restructuring. This Amendment No. 1 to the Original Form 8-K (the “Amendment”) is being filed by the Company to provide such information. Except as set forth herein, the remainder of the Original Form 8-K is unchanged.
Entity Central Index Key	0001496323
Document Period End Date	Sep. 27, 2024
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-39045
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0349194
Entity Address, Address Line One	325 E. Middlefield Road
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	(650)
Local Phone Number	965-7873
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	IGMS
Security Exchange Name	NASDAQ